Financial instruments - Disclosure of net US dollar exposure (Details) - CAD ($)	Sep. 30, 2025	Sep. 30, 2024
Financial instruments
Assets	$ 12,921,476	$ 5,617,148
Liabilities	(5,119,757)	$ (4,248,861)
US denominated
Financial instruments
Assets	4,627,168
Liabilities	(218,577)
Net U.S. dollar exposure	4,408,591
Impact to profit or loss if 5% movement in the US dollar	$ 220,430